INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Discrete tax expense	$ 400	$ 0	$ 7,700	$ 0
Income tax expense (benefit)	$ (48,650)	$ 118	$ (6,244)	$ 118
Estimated annual effective income tax rate without discrete items	1.10%	2.60%
Effective income tax rate reconciliation, fair value adjustment on debt instrument	(2.60%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent	(11.60%)
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance	(5.50%)	(30.50%)
Effective income tax rate reconciliation, nondeductible expense, interest expense	(0.80%)	7.00%
Effective income tax rate reconciliation, nondeductible expense, other	0.80%	5.10%